Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net Income from interest	$ 33,363,463	$ 29,874,035
Net fee Income (Expense)	20,238,163	22,145,626
Net Income from Financial Instruments measured at fair value through Profit or Loss	17,352,718	8,461,338
Income from Derecognition of Assets Measured at Amortized Cost	221,639
Gold and Foreign Currency Quotation Differences	3,777,071	3,478,861
Other Operating Income	11,571,913	8,996,632
Underwriting Income from Insurance Business	2,869,319	3,314,912
Loan and other Receivables Loss Provisions	(16,299,727)	(7,293,856)
Personnel Expenses	(17,026,247)	(17,088,672)
Administrative Expenses	(16,079,154)	(14,423,557)
Depreciation and Impairment of Assets	(1,651,975)	(1,439,440)
Other Operating Expenses	(16,899,065)	(14,605,226)
Loss on net monetary position	(18,063,668)	(6,823,296)
Operating Income	3,374,450	14,597,357
Share of profit from Associates and Joint Ventures		321,182
Income before Taxes from Continuing Operations	3,374,450	14,918,539
Income Tax from Continuing Operations	(6,912,526)	(7,319,027)
Net Income from Continuing Operations	(3,538,076)	7,599,512
Income from Discontinued Operations	(259,756)	0
Income Tax from Discontinued Operations	(31,675)	(321,760)
Net (Loss) / Income for the Year	(3,829,507)	7,277,752
Other Comprehensive Income (Loss)	(87,485)	(434,732)
Net Income for the Year Attributable to Non-controlling Interests	363,685	(484,164)
Net Income (Loss) for the Year Attributable to owners of the Parent	(3,553,307)	6,358,856
Operating segments [member] | Banks [member]
Disclosure of operating segments [line items]
Net Income from interest	23,616,496	19,724,848
Net fee Income (Expense)	12,476,489	12,163,079
Net Income from Financial Instruments measured at fair value through Profit or Loss	16,047,772	6,725,615
Income from Derecognition of Assets Measured at Amortized Cost	221,639
Gold and Foreign Currency Quotation Differences	3,735,237	3,316,161
Other Operating Income	6,960,582	5,082,425
Loan and other Receivables Loss Provisions	(10,872,910)	(3,898,951)
Personnel Expenses	(11,544,850)	(11,355,757)
Administrative Expenses	(10,466,492)	(9,287,356)
Depreciation and Impairment of Assets	(1,019,284)	(917,564)
Other Operating Expenses	(12,823,603)	(10,506,788)
Loss on net monetary position	(11,204,647)	(2,629,379)
Operating Income	5,126,429	8,416,333
Share of profit from Associates and Joint Ventures	44,146	2,048,332
Income before Taxes from Continuing Operations	5,170,575	10,464,665
Income Tax from Continuing Operations	(6,636,632)	(4,478,396)
Net Income from Continuing Operations	(1,466,057)	5,986,269
Income from Discontinued Operations	(225,501)
Income Tax from Discontinued Operations	(30,306)	(321,760)
Net (Loss) / Income for the Year	(1,721,864)	5,664,509
Other Comprehensive Income (Loss)	(78,249)	(454,753)
Net Income for the Year Attributable to Non-controlling Interests	59
Net Income (Loss) for the Year Attributable to owners of the Parent	(1,800,054)	5,209,756
Operating segments [member] | Regional Credit Cards [member]
Disclosure of operating segments [line items]
Net Income from interest	9,178,072	9,550,812
Net fee Income (Expense)	8,930,089	10,028,406
Net Income from Financial Instruments measured at fair value through Profit or Loss	885,187	616,589
Gold and Foreign Currency Quotation Differences	(50,793)	17,642
Other Operating Income	3,682,154	4,057,565
Loan and other Receivables Loss Provisions	(5,348,897)	(3,272,811)
Personnel Expenses	(4,791,219)	(5,010,769)
Administrative Expenses	(4,955,287)	(4,516,331)
Depreciation and Impairment of Assets	(533,666)	(460,394)
Other Operating Expenses	(4,004,676)	(4,019,688)
Loss on net monetary position	(3,844,676)	(2,140,368)
Operating Income	(853,712)	4,850,653
Income before Taxes from Continuing Operations	(853,712)	4,850,653
Income Tax from Continuing Operations	(1,285,983)	(2,721,222)
Net Income from Continuing Operations	(2,139,695)	2,129,431
Net (Loss) / Income for the Year	(2,139,695)	2,129,431
Net Income for the Year Attributable to Non-controlling Interests	372	105
Net Income (Loss) for the Year Attributable to owners of the Parent	(2,139,323)	2,129,536
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Net Income from interest	423,260	427,948
Net Income from Financial Instruments measured at fair value through Profit or Loss	21,800	(16,744)
Gold and Foreign Currency Quotation Differences	4,139	1,986
Other Operating Income	163,789	72,879
Underwriting Income from Insurance Business	1,612,319	1,704,918
Loan and other Receivables Loss Provisions	(77,920)
Personnel Expenses	(574,795)	(551,418)
Administrative Expenses	(408,662)	(450,112)
Depreciation and Impairment of Assets	(91,474)	(48,335)
Other Operating Expenses	(402)	(1,614)
Loss on net monetary position	(560,529)	(346,257)
Operating Income	511,525	793,251
Share of profit from Associates and Joint Ventures		3,318
Income before Taxes from Continuing Operations	511,525	796,569
Income Tax from Continuing Operations	(309,769)	(411,465)
Net Income from Continuing Operations	201,756	385,104
Net (Loss) / Income for the Year	201,756	385,104
Other Comprehensive Income (Loss)	(10,555)	23,053
Net Income (Loss) for the Year Attributable to owners of the Parent	191,201	408,157
Operating segments [member] | Other businesses [member]
Disclosure of operating segments [line items]
Net Income from interest	117,660	127,966
Net fee Income (Expense)	(1,493)	(2,847)
Net Income from Financial Instruments measured at fair value through Profit or Loss	397,959	1,130,565
Gold and Foreign Currency Quotation Differences	88,488	143,072
Other Operating Income	615,585	1,372,584
Underwriting Income from Insurance Business		7,320
Loan and other Receivables Loss Provisions		(122,094)
Personnel Expenses	(115,383)	(170,728)
Administrative Expenses	(279,696)	(198,830)
Depreciation and Impairment of Assets	(7,551)	(13,147)
Other Operating Expenses	(70,384)	(77,241)
Loss on net monetary position	(2,453,816)	(1,707,292)
Operating Income	(1,708,631)	489,328
Share of profit from Associates and Joint Ventures	(18,065)
Income before Taxes from Continuing Operations	(1,726,696)	489,328
Income Tax from Continuing Operations	1,319,858	292,056
Net Income from Continuing Operations	(406,838)	781,384
Income from Discontinued Operations	(34,255)
Income Tax from Discontinued Operations	(1,369)
Net (Loss) / Income for the Year	(442,462)	781,384
Other Comprehensive Income (Loss)	(87,485)	(3,032)
Net Income for the Year Attributable to Non-controlling Interests		5,866
Net Income (Loss) for the Year Attributable to owners of the Parent	(529,947)	784,218
Adjustments [member]
Disclosure of operating segments [line items]
Net Income from interest	27,975	42,461
Net fee Income (Expense)	(1,166,922)	(43,012)
Net Income from Financial Instruments measured at fair value through Profit or Loss		5,313
Other Operating Income	149,803	(1,588,821)
Underwriting Income from Insurance Business	1,257,000	1,602,674
Administrative Expenses	30,983	29,072
Other Operating Expenses		105
Operating Income	298,839	47,792
Share of profit from Associates and Joint Ventures	(26,081)	(1,730,468)
Income before Taxes from Continuing Operations	272,758	(1,682,676)
Net Income from Continuing Operations	272,758	(1,682,676)
Net (Loss) / Income for the Year	272,758	(1,682,676)
Other Comprehensive Income (Loss)	88,804
Net Income for the Year Attributable to Non-controlling Interests	363,254	(490,135)
Net Income (Loss) for the Year Attributable to owners of the Parent	$ 724,816	$ (2,172,811)